Shareholders' Equity	12 Months Ended
Mar. 31, 2018
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Shareholders' Equity
24	SHAREHOLDERS’ EQUITY

Common Stock

The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018		2017			2016
	Outstanding	In treasury	Outstanding	In treasury		Outstanding	In treasury
At beginning of period	1,414,055,625	4,028,883	1,414,055,625	46,830,882		1,414,055,625	46,814,201
Net change	387,765	(143,915)	—	(42,801,999	)(1)	—	16,681

At end of period	1,414,443,390	3,884,968	1,414,055,625	4,028,883		1,414,055,625	46,830,882

(1)	Includes a decrease of 42,820,864 shares through the sale of the Company’s shares held by SMBC.

The total number of authorized shares of common stock was 3,000 million at March 31, 2018 and 2017 with no stated value. All issued shares are fully paid. The details of the stock options and the restricted shares outstanding are described in Note 39 “Share-Based Payment.”

On May 14, 2018, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 20,000,000 shares of its common stock and (ii) an aggregate of ¥70 billion between May 15, 2018 and July 31, 2018. On June 19, 2018, the Company completed the repurchase, acquiring 15,368,300 shares of its common stock for ¥70 billion in aggregate. The cancellation of all the repurchased shares is scheduled on August 20, 2018.

Preferred Stock

The following table shows the number of shares of preferred stock at March 31, 2018 and 2017.

	At March 31, 2018		At March 31, 2017
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—

All the preferred stocks have no stated value. There was no movement in preferred stock during the fiscal years ended March 31, 2018, 2017 and 2016.

Capital stock, Capital surplus and Treasury stock

“Capital stock” represents share capital under the Companies Act adjusted by the amount corresponding to the preferred stock which is accounted for as a liability under IFRS. Purchases of treasury stock are recognized at cost in “Treasury stock.” Any additional paid-in capital, net gains or losses on the sale of treasury stock, and other changes in equity resulting from transactions with shareholders except for dividends are included in “Capital surplus.”

Restriction on the Payment of Dividends

The amount of the capital surplus and retained earnings of the Company that can be paid out as dividends is subject to restrictions under the Companies Act. These amounts are calculated based on the Company’s nonconsolidated statement of financial position prepared in accordance with Japanese GAAP. Therefore, the adjustments made to prepare the IFRS consolidated financial statements have no impact on the calculation. The total amount that the Company can pay out as a dividend was ¥1,623 billion at March 31, 2018.

Other than the restriction by the Companies Act, the Company is required to maintain a risk-weighted capital ratio as per the Banking Act of Japan (“Banking Act”). The detail of the restriction is described in Note 45 “Financial Risk Management.” Therefore, the Company would not be able to pay a dividend if the ratio were to fall below the minimum amount as a result of the payment of the dividends.

Since the Company is a holding company, its earnings rely mostly on dividend income from SMBC, and the Company’s other subsidiaries and associates. SMBC is subject to some restrictions on its dividend payment by the Companies Act and the Banking Act, similar to those applied to the Company’s.

Other Reserves

Remeasurements of defined benefit plans reserve

Remeasurements of the defined benefit plans reserve includes the accumulated actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions, and return on plan assets excluding interest income.

The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥22,774	¥18,985	¥120,316
Gains (losses) arising during the period, before tax	73,662	8,134	(154,273)
Income tax (expense) benefit for changes arising during the period	(22,492)	(2,315)	48,550
Amount attributable to non-controlling interests	45	(1,568)	3,834
Share of other comprehensive income (loss) of associates and joint ventures	58	(462)	558
Transfer of (gains) losses on remeasurements, net of tax to retained earnings	2,055	—	—

At end of period	¥76,102	¥22,774	¥18,985

Available-for-sale financial assets reserve

The available-for-sale financial assets reserve includes the accumulated gains and losses of available-for-sale financial assets excluding the amount reclassified to profit or loss when the assets are derecognized or impaired.

The movements of the available-for-sale financial assets reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥1,929,894	¥1,756,634	¥2,234,636
Gains (losses) arising during the period, before tax	582,435	371,438	(551,572)
Income tax (expense) benefit for changes arising during the period	(184,128)	(116,277)	217,723
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)	(217,529)
Income tax benefit for reclassification adjustments	84,745	33,658	71,876
Amount attributable to non-controlling interests	(15,653)	(3,971)	2,251
Share of other comprehensive income (loss) of associates and joint ventures	5	(1,598)	(751)

At end of period	¥2,122,260	¥1,929,894	¥1,756,634

Exchange differences on translating foreign operations reserve

Exchange differences on translating the foreign operations reserve includes foreign exchange differences arising from the translation of the net assets of foreign operations from their functional currencies to the SMBC Group’s presentation currency, Japanese yen.

The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥181,374	¥216,336	¥404,132
Gains (losses) arising during the period, before tax	(75,409)	(24,063)	(219,904)
Income tax (expense) benefit for changes arising during the period	3,152	2,544	19,027
Reclassification adjustments for (gains) losses included in net profit, before tax	49	(4)	8
Income tax (expense) benefit for reclassification adjustments	(15)	1	(3)
Amount attributable to non-controlling interests	9,014	6,102	26,687
Share of other comprehensive income (loss) of associates and joint ventures	7,822	(19,542)	(13,611)

At end of period	¥125,987	¥181,374	¥216,336